CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Parenthetical) (USD $) In Thousands, unless otherwise specified	9 Months Ended
Dec. 31, 2011
CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY
Unrealized gains on marketable securities, tax	$ 199
Unrealized loss on cash flow hedge, tax	$ 145